UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                    Oppenheimer Rochester National Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

  Principal
   Amount                                                  Coupon        Maturity          Value
------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--97.5%
------------------------------------------------------------------------------------------------------
Alabama--0.7%
$    180,000    AL IDA Solid Waste Disposal (Pine City
                Fiber Company)                              6.450%      12/01/2023    $       181,528
------------------------------------------------------------------------------------------------------
      15,000    AL IDA Solid Waste Disposal (Pine City
                Fiber Company)                              6.450       12/01/2023             15,127
------------------------------------------------------------------------------------------------------
   7,750,000    Butler, AL IDB (James River Corp. of
                VA)                                         8.000       09/01/2028          7,917,478
------------------------------------------------------------------------------------------------------
   2,350,000    Huntsville, AL Special Care Facilities
                Financing Authority (Carlton Cove) 1        8.125       11/15/2031          1,420,223
------------------------------------------------------------------------------------------------------
   2,250,000    Rainbow City, AL Special Health Care
                Facilities Financing Authority
                (Regency Pointe)                            8.250       01/01/2031          1,935,180
------------------------------------------------------------------------------------------------------
      40,000    South Marengo County, AL Water & Fire
                Protection Authority                        7.700       05/01/2008             40,924
                                                                                      ----------------
                                                                                           11,510,460
------------------------------------------------------------------------------------------------------
Alaska--0.3%
     260,000    AK Northern Tobacco Securitization
                Corp. (TASC)                                5.375       06/01/2021            237,323
------------------------------------------------------------------------------------------------------
     300,000    AK Northern Tobacco Securitization
                Corp. (TASC)                                5.500       06/01/2029            257,679
------------------------------------------------------------------------------------------------------
   5,170,000    AK Northern Tobacco Securitization
                Corp. (TASC)                                6.500       06/01/2031          4,886,270
                                                                                      ----------------
                                                                                            5,381,272
------------------------------------------------------------------------------------------------------
Arizona--0.9%
   7,000,000    AZ Health Facilities Authority
                (American Baptist Estates)                  7.750       11/15/2033          7,156,870
------------------------------------------------------------------------------------------------------
   1,355,000    Gila County, AZ IDA (Asarco, Inc.)          5.550       01/01/2027          1,129,921
------------------------------------------------------------------------------------------------------
     310,000    Maricopa County, AZ IDA (Sun King
                Apartments)                                 6.750       11/01/2018            271,917
------------------------------------------------------------------------------------------------------
     490,000    Maricopa County, AZ IDA (Sun King
                Apartments)                                 6.750       05/01/2031            404,838
------------------------------------------------------------------------------------------------------
      20,000    Navajo County, AZ IDA (Stone Container
                Corp.)                                      7.400       04/01/2026             20,826
------------------------------------------------------------------------------------------------------
   2,000,000    Phoenix, AZ IDA (America West Airlines)     6.250       06/01/2019          1,506,220
------------------------------------------------------------------------------------------------------
   1,860,000    Phoenix, AZ IDA (Royal Paper
                Converting)                                 7.000       03/01/2014          1,822,075
------------------------------------------------------------------------------------------------------
   1,385,000    Pima County, AZ IDA (Basis School)          7.375       07/01/2034          1,411,121
------------------------------------------------------------------------------------------------------
   1,000,000    Pima County, AZ IDA (Desert Tech
                Schools)                                    7.000       02/01/2024          1,003,560
                                                                                      ----------------
                                                                                           14,727,348
------------------------------------------------------------------------------------------------------
Arkansas--0.1%
      20,000    Little River County, AR
                (Georgia-Pacific Corp.)                     5.600       10/01/2026             19,223
------------------------------------------------------------------------------------------------------
   2,160,000    North Little Rock, AR Residential Hsg.
                Facilities Board RITES 1                   15.342 2     02/20/2017          2,538,173
                                                                                      ----------------
                                                                                            2,557,396
------------------------------------------------------------------------------------------------------
California--10.6%
   4,945,000    CA CDA (Aspire Public Schools)              7.250       08/01/2031          5,041,428
------------------------------------------------------------------------------------------------------
   9,000,000    CA CDA (East Valley Tourist)                9.250       10/01/2020          9,894,960
------------------------------------------------------------------------------------------------------
  19,000,000    CA CDA (East Valley Tourist)               11.000       10/01/2020         19,281,960
------------------------------------------------------------------------------------------------------
   3,000,000    CA CDA (Elder Care Alliance)                8.250       11/15/2032          3,101,070
------------------------------------------------------------------------------------------------------
     680,000    CA County Tobacco Securitization
                Agency (TASC)                               5.750       06/01/2029            625,172
------------------------------------------------------------------------------------------------------
   2,610,000    CA County Tobacco Securitization
                Agency (TASC)                               5.875       06/01/2035          2,269,291
------------------------------------------------------------------------------------------------------
   6,760,000    CA County Tobacco Securitization
                Agency (TASC)                               5.875       06/01/2043          5,824,551
------------------------------------------------------------------------------------------------------
   2,300,000    CA County Tobacco Securitization
                Agency (TASC)                               5.875       06/01/2043          1,981,726
------------------------------------------------------------------------------------------------------
   1,425,000    CA County Tobacco Securitization
                Agency (TASC)                               6.000       06/01/2038          1,257,221
------------------------------------------------------------------------------------------------------
     700,000    CA County Tobacco Securitization
                Agency (TASC)                               6.000       06/01/2042            615,356
------------------------------------------------------------------------------------------------------
   3,625,000    CA Golden State Tobacco Securitization
                Corp.                                       6.250       06/01/2033          3,464,775
------------------------------------------------------------------------------------------------------
   6,810,000    CA Golden State Tobacco Securitization
                Corp.                                       6.625       06/01/2040          6,523,299
------------------------------------------------------------------------------------------------------
  12,465,000    CA Golden State Tobacco Securitization
                Corp.                                       6.750       06/01/2039         12,242,998
------------------------------------------------------------------------------------------------------
   1,510,000    CA Golden State Tobacco Securitization
                Corp. (TASC)                                7.875       06/01/2042          1,629,939
------------------------------------------------------------------------------------------------------
   2,720,000    CA Golden State Tobacco Securitization
                Corp. Fixed Receipt                         5.500       06/01/2043          2,869,274
------------------------------------------------------------------------------------------------------
   7,320,000    CA Golden State Tobacco Securitization
                Corp. RITES 1                              13.840 2     06/01/2043          8,926,740
------------------------------------------------------------------------------------------------------
   6,800,000    CA Golden State Tobacco Securitization
                Corp. RITES 1                              15.010 2     06/01/2043          8,489,800
------------------------------------------------------------------------------------------------------
   2,500,000    CA Pollution Control Financing
                Authority (Browning-Ferris Industries)      6.875       11/01/2027          2,499,625
------------------------------------------------------------------------------------------------------
  14,400,000    CA Statewide CDA (Fairfield Apartments)     7.250       01/01/2035         14,630,256
------------------------------------------------------------------------------------------------------
   4,500,000    CA Statewide Financing Authority
                Tobacco Settlement (TASC)                   6.000       05/01/2037          3,975,120
------------------------------------------------------------------------------------------------------
   1,000,000    CA Statewide Financing Authority
                Tobacco Settlement (TASC)                   6.000       05/01/2043            878,530
------------------------------------------------------------------------------------------------------
   4,000,000    CA Valley Health System COP                 6.875       05/15/2023          4,002,240
------------------------------------------------------------------------------------------------------
   1,535,000    Lathrop, CA Special Tax Community
                Facilities District No. 03-2                7.000       09/01/2033          1,552,806
------------------------------------------------------------------------------------------------------
   3,250,000    Long Beach, CA Harbor DRIVERS 1            14.642 2     05/15/2027          3,693,430
------------------------------------------------------------------------------------------------------
   5,700,000    Los Angeles, CA Regional Airports
                Improvement Corp. (Air Canada)              8.750       10/01/2014          5,685,123
------------------------------------------------------------------------------------------------------
  19,000,000    Los Angeles, CA Regional Airports
                Improvement Corp. (American Airlines)       7.500       12/01/2024         17,233,000
------------------------------------------------------------------------------------------------------
   7,645,000    Los Angeles, CA Regional Airports
                Improvement Corp. (Delta-Continental
                Airlines)                                   9.250       08/01/2024          7,763,345
------------------------------------------------------------------------------------------------------
   2,930,000    Northern CA Tobacco Securitization
                Authority (TASC)                            5.375       06/01/2041          2,344,440
------------------------------------------------------------------------------------------------------
     120,000    Northern CA Tobacco Securitization
                Authority (TASC), Series B                  5.000       06/01/2028            105,985
------------------------------------------------------------------------------------------------------
   5,025,000    Southern CA Tobacco Securitization
                Authority (TASC)                            5.500       06/01/2036          4,291,953
------------------------------------------------------------------------------------------------------
   8,550,000    Southern CA Tobacco Securitization
                Authority (TASC)                            5.625       06/01/2043          7,109,325
------------------------------------------------------------------------------------------------------
   8,210,000    Southern CA Tobacco Securitization          6.000       06/01/2043          6,898,206
                Authority (TASC)
                                                                                      ----------------
                                                                                          176,702,944
------------------------------------------------------------------------------------------------------
Colorado--1.4%
   6,000,000    Central Marksheffel, CO Metropolitan
                District                                    7.250       12/01/2029          6,027,060
------------------------------------------------------------------------------------------------------
   2,000,000    CO Educational & Cultural Facilities
                Authority (Colorado Lutheran High
                School Assoc.)                              7.625       06/01/2034          2,003,820
------------------------------------------------------------------------------------------------------
  11,000,000    Lincoln Park, CO Metropolitan District      7.750       12/01/2026         11,490,490
------------------------------------------------------------------------------------------------------
   1,000,000    Southlands, CO Medical District             7.000       12/01/2024          1,002,420
------------------------------------------------------------------------------------------------------
   2,000,000    Southlands, CO Medical District             7.125       12/01/2034          2,004,080
                                                                                      ----------------
                                                                                           22,527,870
------------------------------------------------------------------------------------------------------
Connecticut--0.3%
   1,500,000    CT Devel. Authority Airport Facility
                (Learjet)                                   7.950       04/01/2026          1,712,445
------------------------------------------------------------------------------------------------------
   2,770,000    CT HFA ROLs 1                              15.459 2     05/15/2033          2,871,770
                                                                                      ----------------
                                                                                            4,584,215
------------------------------------------------------------------------------------------------------
District of Columbia--1.0%
  12,260,000    District of Columbia Tobacco
                Settlement Financing Corp.                  6.750       05/15/2040         11,914,145
------------------------------------------------------------------------------------------------------
   4,575,000    Metropolitan Washington, D.C. Airport
                Authority ROLs 1                           15.124 2     10/01/2032          5,182,377
                                                                                      ----------------
                                                                                           17,096,522
------------------------------------------------------------------------------------------------------
Florida--7.0%
   2,750,000    Beacon, FL Tradeport Community Devel.
                District RITES 1                           15.407 2     05/01/2032          3,610,255
------------------------------------------------------------------------------------------------------
   7,625,000    Bonnet Creek, FL Resort Community
                Devel. District Special Assessment          7.500       05/01/2034          8,074,875
------------------------------------------------------------------------------------------------------
   1,900,000    Dade County, FL IDA (Miami Cerebral
                Palsy Residence)                            8.000       06/01/2022          1,941,629
------------------------------------------------------------------------------------------------------
   8,410,000    FL Capital Projects Finance Authority
                CCRC (Glenridge on Palmer Ranch)            8.000       06/01/2032          8,804,177
------------------------------------------------------------------------------------------------------
     715,000    FL Capital Trust Agency (American
                Opportunity)                                8.250       12/01/2038            667,996
------------------------------------------------------------------------------------------------------
   9,650,000    FL Capital Trust Agency (Seminole
                Tribe Convention)                           8.950       10/01/2033         11,237,522
------------------------------------------------------------------------------------------------------
   9,200,000    FL Capital Trust Agency (Seminole
                Tribe Convention)                          10.000       10/01/2033         11,351,236
------------------------------------------------------------------------------------------------------
   5,000,000    FL Capital Trust Agency, FL
                Multifamily Affordable Hsg., Series C       8.125       10/01/2038          4,864,900
------------------------------------------------------------------------------------------------------
     260,000    FL HFA (Multifamily Hsg.), Series I         6.625       07/01/2028            229,606
------------------------------------------------------------------------------------------------------
     690,000    FL HFA (Multifamily Hsg.), Series I-1       6.100       01/01/2009            681,092
------------------------------------------------------------------------------------------------------
   1,670,000    FL HFC (Tallahassee Augustine Club
                Apartments)                                 8.250       10/01/2030          1,582,308
------------------------------------------------------------------------------------------------------
     665,000    Grand Haven, FL Community Devel.
                District Special Assessment, Series B       6.900       05/01/2019            674,017
------------------------------------------------------------------------------------------------------
   2,000,000    Hillsborough County, FL IDA (National
                Gypsum Company)                             7.125       04/01/2030          2,188,960
------------------------------------------------------------------------------------------------------
   4,250,000    Hillsborough County, FL IDA (Senior
                Care Group)                                 6.700       07/01/2021          3,947,953
------------------------------------------------------------------------------------------------------
   2,750,000    Hillsborough County, FL IDA (Senior
                Care Group)                                 6.750       07/01/2029          2,489,465
------------------------------------------------------------------------------------------------------
   4,500,000    Jacksonville, FL Health Facilities
                Authority ROLs 1                           15.244 2     11/15/2032          5,155,020
------------------------------------------------------------------------------------------------------
  13,340,000    Martin County, FL IDA (Indiantown
                Cogeneration)                               7.875       12/15/2025         13,689,108
------------------------------------------------------------------------------------------------------
     625,000    Martin County, FL IDA (Indiantown
                Cogeneration)                               8.050       12/15/2025            641,525
------------------------------------------------------------------------------------------------------
   1,000,000    Miami Beach, FL Health Facilities
                Authority (Mt. Sinai Medical Center)        6.700       11/15/2019          1,052,710
------------------------------------------------------------------------------------------------------
     500,000    Miami Beach, FL Health Facilities
                Authority (Mt. Sinai Medical Center)        6.800       11/15/2031            528,345
------------------------------------------------------------------------------------------------------
   2,000,000    Miami, FL Health Facilities Authority
                (Mercy Hospital) IRS                        8.470 2     08/15/2015          2,087,400
------------------------------------------------------------------------------------------------------
      15,000    Pinellas County, FL EFA (Eckerd
                College)                                    7.750       07/01/2014             15,024
------------------------------------------------------------------------------------------------------
  10,000,000    Reunion East, FL Community Devel.
                District, Series A                          7.375       05/01/2033         10,744,300
------------------------------------------------------------------------------------------------------
   2,000,000    Reunion West, FL Community Devel.
                District Special Assessment                 6.250       05/01/2036          2,033,580
------------------------------------------------------------------------------------------------------
   3,965,000    Sanford, FL Airport Facilities
                Authority (Central Florida Terminals)       7.500       05/01/2010          3,021,925
------------------------------------------------------------------------------------------------------
   5,880,000    Sanford, FL Airport Facilities
                Authority (Central Florida Terminals)       7.500       05/01/2015          4,334,912
------------------------------------------------------------------------------------------------------
   1,145,000    Sanford, FL Airport Facilities
                Authority (Central Florida Terminals)       7.500       05/01/2021            797,825
------------------------------------------------------------------------------------------------------
   9,895,000    Sanford, FL Airport Facilities
                Authority (Central Florida Terminals)       7.750       05/01/2021          7,050,682
------------------------------------------------------------------------------------------------------
   2,245,000    Seminole County, FL IDA (RHA/Fern Park
                MR, Inc.)                                   9.250       04/01/2012          2,244,573
------------------------------------------------------------------------------------------------------
     880,000    Tampa Palms, FL Open Space &
                Transportation CDD                          7.500       05/01/2018            920,885
                                                                                      ----------------
                                                                                          116,663,805
------------------------------------------------------------------------------------------------------
Georgia--1.7%
   3,000,000    Atlanta, GA Devel. Authority Student
                Hsg. (ADA/CAU Partners)                     6.250       07/01/2036          3,291,390
------------------------------------------------------------------------------------------------------
     140,000    Atlanta, GA Urban Residential Finance
                Authority (Spring Branch Apartments)        8.500       04/01/2026            138,152
------------------------------------------------------------------------------------------------------
   3,075,000    Brunswick & Glynn County, Ga. Devel.
                Authority (Coastal Community
                Retirement Corp.)                           7.250       01/01/2035          3,059,256
------------------------------------------------------------------------------------------------------
      80,000    Charlton County, GA Solid Waste
                Management Authority (Chesser Island
                Road Landfill)                              7.375       04/01/2018             80,286
------------------------------------------------------------------------------------------------------
   3,685,000    Rockdale County, GA Devel. Authority
                (Visy Paper)                                7.400       01/01/2016          3,798,130
------------------------------------------------------------------------------------------------------
  14,500,000    Rockdale County, GA Devel. Authority
                (Visy Paper)                                7.500       01/01/2026         14,945,150
------------------------------------------------------------------------------------------------------
     425,000    Savannah, GA EDA (Skidway Health &
                Living Services)                            7.400       01/01/2024            432,922
------------------------------------------------------------------------------------------------------
   1,700,000    Savannah, GA EDA (Skidway Health &
                Living Services)                            7.400       01/01/2034          1,731,688
------------------------------------------------------------------------------------------------------
      35,000    Savannah, GA EDA (Stone Container
                Corp. Project)                              7.400       04/01/2026             36,300
                                                                                      ----------------
                                                                                           27,513,274
------------------------------------------------------------------------------------------------------
Hawaii--1.0%
   2,500,000    HI Department of Budget & Finance
                RITES 1                                    12.773 2     12/01/2022          2,864,700
------------------------------------------------------------------------------------------------------
   2,125,000    HI Department of Budget & Finance
                RITES 1                                    13.169 2     09/01/2032          2,302,225
------------------------------------------------------------------------------------------------------
   8,100,000    HI Department of Budget & Finance
                Special Purpose (Kahala Nui)                8.000       11/15/2033          8,656,308
------------------------------------------------------------------------------------------------------
   4,065,000    HI Department of Transportation
                (Continental Airlines)                      7.000       06/01/2020          3,405,088
                                                                                      ----------------
                                                                                           17,228,321
------------------------------------------------------------------------------------------------------
Idaho--0.2%
   3,000,000    ID Health Facilities Authority (Valley
                Vista Care Corp.)                           7.875       11/15/2022          3,009,600
------------------------------------------------------------------------------------------------------
Illinois--4.2%
   8,000,000    Centerpoint, IL Intermodal Center
                Program                                     8.000       06/15/2023          7,819,760
------------------------------------------------------------------------------------------------------
  10,400,000    Chicago, IL O'Hare International
                Airport (American Airlines)                 8.200       12/01/2024          7,611,448
------------------------------------------------------------------------------------------------------
   8,050,000    Chicago, IL O'Hare International
                Airport RITES 1                            16.759 2     01/01/2029         11,580,891
------------------------------------------------------------------------------------------------------
   2,000,000    Chicago, IL O'Hare International
                Airport ROLs 1                             14.108 2     01/01/2034          2,072,720
------------------------------------------------------------------------------------------------------
  23,500,000    IL DFA (Citgo Petroleum Corp.)              8.000       06/01/2032         26,152,680
------------------------------------------------------------------------------------------------------
   1,500,000    IL Health Facilities Authority              6.900       11/15/2033          1,512,885
------------------------------------------------------------------------------------------------------
   2,125,000    IL Health Facilities Authority RITES 1     13.465 2     02/15/2025          2,457,010
------------------------------------------------------------------------------------------------------
      10,000    IL Hsg. Devel. Authority (Multifamily
                Hsg.), Series A                             7.100       07/01/2026             10,014
------------------------------------------------------------------------------------------------------
     500,000    Peoria, IL Hsg. (Peoria Oak Woods
                Apartments)                                 7.750       10/15/2033            494,005
------------------------------------------------------------------------------------------------------
      50,000    Pulaski County, IL Finance Corp.
                (Detention Facility) 1                      7.500       08/01/2018             49,165
------------------------------------------------------------------------------------------------------
  10,935,000    Robbins, IL Res Rec (Robbins Res Rec
                Partners) 1                                 7.250       10/15/2024          9,677,475
                                                                                      ----------------
                                                                                           69,438,053
------------------------------------------------------------------------------------------------------
Indiana--1.5%
   2,000,000    East Chicago, IN Pollution Control
                (Ispat Inland Steel Company)                6.800       06/01/2013          2,020,260
------------------------------------------------------------------------------------------------------
   1,690,000    IN Health Facilities Financing
                Authority RITES 1                          14.922 2     11/01/2031          1,958,203
------------------------------------------------------------------------------------------------------
   2,500,000    IN Health Facilities Financing
                Authority RITES 1                          14.941 2     11/01/2031          2,896,750
------------------------------------------------------------------------------------------------------
  17,500,000    North Manchester, IN (Estelle Peabody
                Memorial Home)                              7.250       07/01/2033         17,925,600
                                                                                      ----------------
                                                                                           24,800,813
------------------------------------------------------------------------------------------------------
Iowa--2.2%
  21,905,000    IA Tobacco Settlement Authority (TASC)      5.300       06/01/2025         18,559,011
------------------------------------------------------------------------------------------------------
  21,925,000    IA Tobacco Settlement Authority (TASC)      5.600       06/01/2035         18,227,349
                                                                                      ----------------
                                                                                           36,786,360
------------------------------------------------------------------------------------------------------
Kansas--0.1%
   1,300,000    Lenaxa, KS Multifamily Hsg. (Meadows
                Apartments)                                 7.950       10/15/2035          1,247,441
------------------------------------------------------------------------------------------------------
Kentucky--4.3%
   5,000,000    Henderson County, KY Solid Waste
                Disposal (MacMillan Bloedel)                7.000       03/01/2025          5,178,400
------------------------------------------------------------------------------------------------------
   6,455,000    Kenton County, KY Airport Special
                Facilities (Delta Airlines)                 6.125       02/01/2022          4,207,046
------------------------------------------------------------------------------------------------------
  26,715,000    Kenton County, KY Airport Special
                Facilities (Delta Airlines)                 7.125       02/01/2021         17,942,863
------------------------------------------------------------------------------------------------------
     100,000    Kenton County, KY Airport Special
                Facilities (Delta Airlines)                 7.250       02/01/2022             67,162
------------------------------------------------------------------------------------------------------
  15,800,000    Kenton County, KY Airport Special
                Facilities (Delta Airlines)                 7.500       02/01/2012         11,710,644
------------------------------------------------------------------------------------------------------
  24,950,000    Kenton County, KY Airport Special
                Facilities (Delta Airlines)                 7.500       02/01/2020         17,505,419
------------------------------------------------------------------------------------------------------
   1,000,000    Kenton County, KY Airport Special
                Facilities (Mesaba Aviation)                6.625       07/01/2019            837,170
------------------------------------------------------------------------------------------------------
   2,000,000    Kenton County, KY Airport Special
                Facilities (Mesaba Aviation)                6.700       07/01/2029          1,601,720
------------------------------------------------------------------------------------------------------
   2,780,000    Kuttawa, KY (1st Mortgage-GF/Kentucky)      6.750       03/01/2029          2,650,702
------------------------------------------------------------------------------------------------------
   2,900,000    Morgantown, KY Solid Waste Disposal
                (Imco Recycling)                            6.000       05/01/2023          2,383,365
------------------------------------------------------------------------------------------------------
   1,200,000    Morgantown, KY Solid Waste Disposal
                (Imco Recycling)                            7.450       05/01/2022          1,142,820
------------------------------------------------------------------------------------------------------
   5,740,000    Morgantown, KY Solid Waste Disposal
                (Imco Recycling)                            7.650       05/01/2016          5,563,495
                                                                                      ----------------
                                                                                           70,790,806
------------------------------------------------------------------------------------------------------
Louisiana--8.8%
   5,555,000    Calcasieu Parish, LA Industrial Devel.
                Board Pollution Control (Gulf States
                Utilites Company)                           6.750       10/01/2012          5,754,425
------------------------------------------------------------------------------------------------------
   1,375,000    Epps, LA COP 1                              8.000       06/01/2018          1,420,526
------------------------------------------------------------------------------------------------------
   3,800,000    LA CDA (Eunice Student Hsg. Foundation)     7.375       09/01/2033          3,155,748
------------------------------------------------------------------------------------------------------
     825,000    LA Local Government EF&CD (Oakleigh
                Apartments)                                 8.500       06/01/2038            828,028
------------------------------------------------------------------------------------------------------
   1,185,000    LA Local Government EF&CD Authority
                (Cypress Apartments)                        8.000       04/20/2028          1,162,248
------------------------------------------------------------------------------------------------------
     540,000    LA Local Government EF&CD Authority
                (Sharlo Apartments)                         8.000       06/20/2028            519,745
------------------------------------------------------------------------------------------------------
  10,000,000    LA Local Government EF&CD Authority
                (St. James Place)                           8.000       11/01/2029          6,784,300
------------------------------------------------------------------------------------------------------
   5,350,000    LA Public Facilities Authority
                (Progressive Healthcare)                    6.375       10/01/2028          4,810,292
------------------------------------------------------------------------------------------------------
   1,875,000    LA Public Facilities Authority ROLs 1      14.228 2     05/15/2022          2,282,625
------------------------------------------------------------------------------------------------------
  79,580,000    LA Tobacco Settlement Financing Corp.
                (TASC)                                      5.875       05/15/2039         69,215,501
------------------------------------------------------------------------------------------------------
   9,080,000    LA Tobacco Settlement Financing Corp.
                (TASC), Series B                            5.500       05/15/2030          8,115,704
------------------------------------------------------------------------------------------------------
      50,000    Lake Charles, LA Non-Profit HDC
                Section 8 (Chateau)                         7.875       02/15/2025             51,890
------------------------------------------------------------------------------------------------------
   1,000,000    Port New Orleans, LA Industrial Devel.
                (Continental Grain Company)                 7.500       07/01/2013          1,033,900
------------------------------------------------------------------------------------------------------
  19,650,000    St. Charles Parish, LA Pollution
                Control (Louisiana Power & Light)           7.500       06/01/2021         20,092,125
------------------------------------------------------------------------------------------------------
   7,020,000    St. Charles Parish, LA Pollution
                Control (Union Carbide)                     7.350       11/01/2022          7,018,807
------------------------------------------------------------------------------------------------------
   1,000,000    West Feliciana Parish, LA Pollution
                Control (Gulf States Utilities Company)     7.700       12/01/2014          1,025,200
------------------------------------------------------------------------------------------------------
  12,000,000    West Feliciana Parish, LA Pollution
                Control (Gulf States Utilities Company)     9.000       05/01/2015         12,579,000
                                                                                      ----------------
                                                                                          145,850,064
------------------------------------------------------------------------------------------------------
Maine--0.6%
   7,595,000    ME Finance Authority Solid Waste
                Recycling Facilities (Great Northern
                Paper)                                      7.750       10/01/2022          7,604,190
------------------------------------------------------------------------------------------------------
   1,585,000    ME State Hsg. Authority Mtg. ROLs 1        14.718 2     11/15/2022          1,830,929
                                                                                      ----------------
                                                                                            9,435,119
------------------------------------------------------------------------------------------------------
Maryland--0.0%
      15,000    Montgomery County, MD HOC (Multifamily
                Mtg.), Series C                             7.150       07/01/2023             15,020
------------------------------------------------------------------------------------------------------
Massachusetts--0.2%
     800,000    MA DFA (Eastern Nazarene College)           5.625       04/01/2019            733,320
------------------------------------------------------------------------------------------------------
   1,000,000    MA DFA (Eastern Nazarene College)           5.625       04/01/2029            863,550
------------------------------------------------------------------------------------------------------
   2,000,000    MA GO ROLs 1                               14.288 2     08/01/2027          2,258,880
                                                                                      ----------------
                                                                                            3,855,750
------------------------------------------------------------------------------------------------------
Michigan--0.8%
     365,000    Detroit, MI HFC (Across The Park
                Section 8 Elderly Hsg.)                     7.875       06/01/2010            369,665
------------------------------------------------------------------------------------------------------
      95,000    Detroit, MI Local Devel. Finance
                Authority                                   5.500       05/01/2021             82,564
------------------------------------------------------------------------------------------------------
   2,475,000    MI Higher Education Student Loan
                Authority RITES 1                          14.603 2     09/01/2026          2,838,231
------------------------------------------------------------------------------------------------------
   2,000,000    MI Strategic Fund Limited Obligation
                (Detroit Edison) ROLs 1                    16.140 2     06/01/2030          2,471,680
------------------------------------------------------------------------------------------------------
     640,000    Wayne Charter County, MI Airport
                Facilities (Northwest Airlines)             6.000       12/01/2029            463,763
------------------------------------------------------------------------------------------------------
   5,175,000    Wayne Charter County, MI Airport
                Facilities (Northwest Airlines)             6.750       12/01/2015          4,276,103
------------------------------------------------------------------------------------------------------
   2,900,000    Wenonah Park Properties, MI (Bay City
                Hotel)                                      7.500       04/01/2033          2,730,263
                                                                                      ----------------
                                                                                           13,232,269
------------------------------------------------------------------------------------------------------
Minnesota--2.1%
   3,815,000    International Falls, MN Environmental
                Facilities
                (Boise Cascade Corp.)                       7.200       10/01/2024          3,877,833
------------------------------------------------------------------------------------------------------
   1,250,000    Mahtomedi, MN Multifamily (Briarcliff)      7.350       06/01/2036          1,278,425
------------------------------------------------------------------------------------------------------
   4,250,000    Minneapolis & St. Paul, MN
                Metropolitan Airports Commission
                (Northwest Airlines)                        6.500       04/01/2025          4,100,740
------------------------------------------------------------------------------------------------------
  23,250,000    Minneapolis & St. Paul, MN
                Metropolitan Airports Commission
                (Northwest Airlines)                        7.000       04/01/2025         19,464,203
------------------------------------------------------------------------------------------------------
     690,000    Rochester, MN Multifamily Hsg.
                (Eastridge Estates)                         7.750       12/15/2034            688,703
------------------------------------------------------------------------------------------------------
   1,700,000    St. Paul, MN Hsg. & Redevel. Authority
                (Brigecreek Senior Place)                   7.000       09/15/2037          1,700,068
------------------------------------------------------------------------------------------------------
   2,000,000    St. Paul, MN Hsg. & Redevel. Authority
                (Community of Peace Building Company)       7.875       12/01/2030          2,119,780
------------------------------------------------------------------------------------------------------
   2,130,000    St. Paul, MN Hsg. & Redevel. Authority
                (Upper Landing)                             7.000       03/01/2029          2,128,488
                                                                                      ----------------
                                                                                           35,358,240
------------------------------------------------------------------------------------------------------
Mississippi--0.3%
     320,000    Hinds County, MS Urban Renewal (The
                Lodge Associates, Ltd.)                     8.000       10/15/2022            189,210
------------------------------------------------------------------------------------------------------
   4,375,000    MS Hospital Equipment & Facilities
                Authority RITES 1                          13.048 2     09/01/2024          4,520,163
                                                                                      ----------------
                                                                                            4,709,373
------------------------------------------------------------------------------------------------------
Missouri--1.3%
   1,000,000    Kansas City, MO IDA (Plaza Library)         5.900       03/01/2024          1,000,120
------------------------------------------------------------------------------------------------------
   2,500,000    St. Joseph, MO IDA (Living Community
                of St. Joseph)                              7.000       08/15/2032          2,625,025
------------------------------------------------------------------------------------------------------
   2,335,000    St. Louis, MO IDA (Kiel Center
                Multipurpose Arena)                         7.750       12/01/2013          2,384,035
------------------------------------------------------------------------------------------------------
  15,400,000    St. Louis, MO IDA (Kiel Center
                Multipurpose Arena)                         7.875       12/01/2024         15,723,400
                                                                                      ----------------
                                                                                           21,732,580
------------------------------------------------------------------------------------------------------
Montana--1.7%
  13,410,000    Lewis & Clark County, MT Environmental
                (Asarco)                                    5.600       01/01/2027         11,257,159
------------------------------------------------------------------------------------------------------
  12,550,000    Lewis & Clark County, MT Environmental
                (Asarco)                                    5.850       10/01/2033         10,513,386
------------------------------------------------------------------------------------------------------
   6,800,000    MT Board of Investment Exempt
                Facilities (Stillwater Mining Company)      8.000       07/01/2020          7,201,336
                                                                                      ----------------
                                                                                           28,971,881
------------------------------------------------------------------------------------------------------
Nevada--0.2%
   2,065,000    Clark County, NV Industrial
                Development RITES 1                        14.969 2     12/01/2038          2,481,263
------------------------------------------------------------------------------------------------------
      95,000    NV Hsg. Division (Single Family Mtg.),
                Series A                                    8.625       04/01/2016             96,246
------------------------------------------------------------------------------------------------------
      40,000    NV Hsg. Division (Single Family Mtg.),
                Series B                                    7.850       10/01/2010             40,569
                                                                                      ----------------
                                                                                            2,618,078
------------------------------------------------------------------------------------------------------
New Hampshire--0.3%
   4,000,000    NH H&EFA (Franklin Pierce College)          6.050       10/01/2034          4,297,680
------------------------------------------------------------------------------------------------------
   1,000,000    NH HE&H Facilities Authority (New
                England College)                            5.750       03/01/2009            930,660
                                                                                      ----------------
                                                                                            5,228,340
------------------------------------------------------------------------------------------------------
New Jersey--10.5%
     235,000    NJ EDA (American Airlines)                  7.100       11/01/2031            150,264
------------------------------------------------------------------------------------------------------
     100,000    NJ EDA (Cascade Corp.)                      8.250       02/01/2026            100,210
------------------------------------------------------------------------------------------------------
  24,000,000    NJ EDA (Cigarette Tax)                      5.500       06/15/2024         24,562,320
------------------------------------------------------------------------------------------------------
   5,205,000    NJ EDA (Cigarette Tax)                      5.500       06/15/2031          5,241,747
------------------------------------------------------------------------------------------------------
  19,205,000    NJ EDA (Cigarette Tax)                      5.750       06/15/2029         19,716,237
------------------------------------------------------------------------------------------------------
   3,000,000    NJ EDA (Cigarette Tax)                      5.750       06/15/2034          3,082,800
------------------------------------------------------------------------------------------------------
     900,000    NJ EDA (Continental Airlines)               5.500       04/01/2028            519,381
------------------------------------------------------------------------------------------------------
     200,000    NJ EDA (Continental Airlines)               6.250       09/15/2019            155,944
------------------------------------------------------------------------------------------------------
   9,250,000    NJ EDA (Continental Airlines)               6.250       09/15/2029          6,720,310
------------------------------------------------------------------------------------------------------
   1,330,000    NJ EDA (Continental Airlines)               6.400       09/15/2023          1,036,456
------------------------------------------------------------------------------------------------------
   8,480,000    NJ EDA (Continental Airlines)               7.000       11/15/2030          6,715,312
------------------------------------------------------------------------------------------------------
  10,000,000    NJ EDA (Continental Airlines)               7.200       11/15/2030          8,177,600
------------------------------------------------------------------------------------------------------
   1,600,000    NJ EDA (Empowerment Zone-Cumberland)        7.750       08/01/2021          1,584,720
------------------------------------------------------------------------------------------------------
   3,250,000    NJ EDA Retirement Community (Cedar
                Crest Village)                              7.250       11/15/2031          3,333,265
------------------------------------------------------------------------------------------------------
   1,180,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      5.750       06/01/2032          1,097,695
------------------------------------------------------------------------------------------------------
  36,330,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.000       06/01/2037         31,960,228
------------------------------------------------------------------------------------------------------
  34,655,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.125       06/01/2042         30,791,661
------------------------------------------------------------------------------------------------------
  32,630,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.250       06/01/2043         29,516,445
                                                                                      ----------------
                                                                                          174,462,595
------------------------------------------------------------------------------------------------------
New Mexico--0.8%
  11,500,000    Sandoval County, NM (Santa Ana Pueblo)      7.750       07/01/2015         11,887,320
------------------------------------------------------------------------------------------------------
   1,000,000    Ventana West, NM Public Improvement
                District Special Levy                       6.875       08/01/2033          1,020,130
                                                                                      ----------------
                                                                                           12,907,450
------------------------------------------------------------------------------------------------------
New York--1.0%
      50,000    Niagara County, NY Tobacco Asset
                Securitization Corp.                        6.250       05/15/2034             49,302
------------------------------------------------------------------------------------------------------
      50,000    NY Counties Tobacco Trust II (TASC)         5.750       06/01/2043             44,620
------------------------------------------------------------------------------------------------------
     200,000    NY Counties Tobacco Trust III               6.000       06/01/2043            191,194
------------------------------------------------------------------------------------------------------
   5,630,000    NYC IDA (American Airlines)                 6.900       08/01/2024          3,558,442
------------------------------------------------------------------------------------------------------
     500,000    NYC IDA Special Facilities (JFK
                International Airport)                      8.000       08/01/2012            401,420
------------------------------------------------------------------------------------------------------
   5,000,000    NYS DA (MSH/NYU Hospital Center/HJDOI
                Obligated Group)                            6.625       07/01/2019          5,338,600
------------------------------------------------------------------------------------------------------
   1,350,000    Otsego County, NY IDA (Hartwick
                College)                                    6.000       07/01/2013          1,335,960
------------------------------------------------------------------------------------------------------
   1,435,000    Otsego County, NY IDA (Hartwick
                College)                                    6.000       07/01/2014          1,408,596
------------------------------------------------------------------------------------------------------
   1,520,000    Otsego County, NY IDA (Hartwick
                College)                                    6.000       07/01/2015          1,478,474
------------------------------------------------------------------------------------------------------
   1,610,000    Otsego County, NY IDA (Hartwick
                College)                                    6.000       07/01/2016          1,550,398
------------------------------------------------------------------------------------------------------
   1,915,000    TSASC, Inc. (TFABs)                         6.250       07/15/2034          1,936,257
------------------------------------------------------------------------------------------------------
      20,000    TSASC, Inc. (TFABs)                         6.375       07/15/2039             20,341
                                                                                      ----------------
                                                                                           17,313,604
------------------------------------------------------------------------------------------------------
North Carolina--0.0%
     600,000    Charlotte, NC Douglas International
                Airport Special Facilities (US
                Airways) 1                                  7.750       02/01/2028            252,000
------------------------------------------------------------------------------------------------------
     420,000    Charlotte, NC Special Facilities
                (Charlotte/Douglas International
                Airport) 1                                  5.600       07/01/2027            172,200
                                                                                      ----------------
                                                                                              424,200
------------------------------------------------------------------------------------------------------
North Dakota--0.2%
   2,645,000    Richland County, ND Hsg. (Birchwood
                Properties)                                 6.750       05/01/2029          2,577,076
------------------------------------------------------------------------------------------------------
Ohio--0.7%
   2,880,000    Cleveland, OH Airport (Continental
                Airlines)                                   5.375       09/15/2027          1,880,496
------------------------------------------------------------------------------------------------------
   5,735,000    Cleveland, OH Airport (Continental
                Airlines)                                   5.700       12/01/2019          4,200,027
------------------------------------------------------------------------------------------------------
   6,020,000    Coshocton County, OH Solid Waste
                Disposal (Stone Container Corp.)            7.875       08/01/2013          6,095,972
                                                                                      ----------------
                                                                                           12,176,495
------------------------------------------------------------------------------------------------------
Oklahoma--2.6%
   1,015,000    Ellis County, OK Industrial Authority
                (W.B. Johnston Grain of Shattuck)           7.100       08/01/2023          1,040,537
------------------------------------------------------------------------------------------------------
   2,760,000    Ellis County, OK Industrial Authority
                (W.B. Johnston Grain of Shattuck)           7.500       08/01/2023          2,918,755
------------------------------------------------------------------------------------------------------
   6,500,000    OK Devel. Finance Authority (Doane
                Products Company)                           6.250       07/15/2023          5,703,685
------------------------------------------------------------------------------------------------------
   1,500,000    Oklahoma City, OK Industrial &
                Cultural Facilities (Aero Obligated
                Group)                                      6.750       01/01/2023          1,461,720
------------------------------------------------------------------------------------------------------
   3,000,000    Ottawa, OK Finance Authority (Doane
                Products Company)                           7.250       06/01/2017          2,602,410
------------------------------------------------------------------------------------------------------
  11,000,000    Tulsa, OK Municipal Airport Trust
                (American Airlines)                         5.375       12/01/2035         10,494,000
------------------------------------------------------------------------------------------------------
  15,850,000    Tulsa, OK Municipal Airport Trust
                (American Airlines)                         5.800       06/01/2035         15,831,773
------------------------------------------------------------------------------------------------------
   4,485,000    Tulsa, OK Municipal Airport Trust
                (American Airlines)                         6.250       06/01/2020          3,502,202
                                                                                      ----------------
                                                                                           43,555,082
------------------------------------------------------------------------------------------------------
Oregon--0.1%
   3,000,000    Port of Portland, OR Special
                Obligation (Delta Air Lines) 1              6.200       09/01/2022          1,020,000
------------------------------------------------------------------------------------------------------
Pennsylvania--4.2%
   1,250,000    Allegheny County, PA HDA (The Covenant
                at South Hills)                             8.750       02/01/2031            947,025
------------------------------------------------------------------------------------------------------
   4,370,000    Allegheny County, PA HDA (West Penn
                Allegheny Health System)                    9.250       11/15/2015          5,040,970
------------------------------------------------------------------------------------------------------
   6,000,000    Allegheny County, PA HDA (West Penn
                Allegheny Health System)                    9.250       11/15/2022          6,921,240
------------------------------------------------------------------------------------------------------
  36,010,000    Allegheny County, PA HDA (West Penn
                Allegheny Health System)                    9.250       11/15/2030         41,538,975
------------------------------------------------------------------------------------------------------
   3,000,000    Beaver County, PA IDA (Cleveland
                Electric Illuminating Company)              7.750       07/15/2025          3,172,440
------------------------------------------------------------------------------------------------------
   1,000,000    Chester County, PA H&EFA (Jenners Pond)     7.750       07/01/2034          1,009,710
------------------------------------------------------------------------------------------------------
   5,040,000    Horsham, PA Industrial & Commercial
                Devel. Authority (GF/Pennsylvania
                Property)                                   8.375       09/01/2024          4,788,706
------------------------------------------------------------------------------------------------------
     440,000    Horsham, PA Industrial & Commercial
                Devel. Authority (GF/Pennsylvania
                Property)                                   7.375       09/01/2008            432,467
------------------------------------------------------------------------------------------------------
   1,000,000    Lawrence County, PA IDA (Shenango
                Presbyterian Center)                        7.500       11/15/2031          1,004,820
------------------------------------------------------------------------------------------------------
   5,000,000    PA EDFA (National Gypsum Company)           6.250       11/01/2027          5,238,850
                                                                                      ----------------
                                                                                           70,095,203
------------------------------------------------------------------------------------------------------
Rhode Island--2.8%
   2,000,000    RI Hsg. & Mtg. Finance Corp. RITES 1       13.438 2     10/01/2022          2,263,520
------------------------------------------------------------------------------------------------------
  30,605,000    RI Tobacco Settlement Financing Corp.
                (TASC)                                      6.250       06/01/2042         27,663,247
------------------------------------------------------------------------------------------------------
  17,305,000    RI Tobacco Settlement Financing Corp.
                (TASC), Series A                            6.125       06/01/2032         15,847,400
                                                                                      ----------------
                                                                                           45,774,167
------------------------------------------------------------------------------------------------------
South Carolina--1.2%
   1,510,000    Florence County, SC IDR (Stone
                Container Corp.)                            7.375       02/01/2007          1,523,031
------------------------------------------------------------------------------------------------------
   6,250,000    SC Connector 2000 Association Toll
                Road, Series B                              0.000 3     01/01/2020          2,586,688
------------------------------------------------------------------------------------------------------
   8,500,000    SC Connector 2000 Association Toll
                Road, Series B                              0.000 3     01/01/2024          2,736,405
------------------------------------------------------------------------------------------------------
   1,870,000    SC Hsg. Finance & Devel. Authority
                RITES 1                                    12.182 2     01/01/2023          2,040,020
------------------------------------------------------------------------------------------------------
       5,000    SC Resource Authority Local Government
                Program                                     7.250       06/01/2020              5,022
------------------------------------------------------------------------------------------------------
   8,675,000    SC Tobacco Settlement Management
                Authority, Series B                         6.375       05/15/2028          8,230,146
------------------------------------------------------------------------------------------------------
   2,200,000    SC Tobacco Settlement Management
                Authority, Series B                         6.375       05/15/2030          2,053,392
------------------------------------------------------------------------------------------------------
     110,000    York County, SC (Hoechst Celanese
                Corp.)                                      5.700       01/01/2024             99,021
------------------------------------------------------------------------------------------------------
      30,000    York County, SC Pollution Control
                (Bowater)                                   7.400       01/01/2010             30,048
                                                                                      ----------------
                                                                                           19,303,773
------------------------------------------------------------------------------------------------------
South Dakota--2.0%
  27,470,000    SD Educational Enhancement Funding
                Corp. Tobacco Settlement                    6.500       06/01/2032         26,039,637
------------------------------------------------------------------------------------------------------
   6,735,665    Sioux Falls, SD Economic Devel. (City
                Centre Hotel)                               7.000 4     11/01/2016          6,711,417
                                                                                      ----------------
                                                                                           32,751,054
------------------------------------------------------------------------------------------------------
Tennessee--0.5%
     100,000    Hamilton County, TN IDB (Park at 58)        6.700       03/01/2021             85,456
------------------------------------------------------------------------------------------------------
   4,335,000    McMinn County, TN IDB Pollution
                Control (Calhoun Newsprint)                 7.625       03/01/2016          4,339,812
------------------------------------------------------------------------------------------------------
     150,000    McMinn County, TN IDB Solid Waste
                (Calhoun Newsprint)                         7.400       12/01/2022            149,990
------------------------------------------------------------------------------------------------------
   3,000,000    Metropolitan Knoxville, TN Airport
                Authority (Northwest Airlines)              8.000       04/01/2032          2,735,490
------------------------------------------------------------------------------------------------------
     800,000    Shelby County, TN HE&HF
                (Cornerstone-Cameron & Stonegate)           5.900       07/01/2018            766,288
------------------------------------------------------------------------------------------------------
     500,000    Shelby County, TN HE&HF
                (Cornerstone-Cameron & Stonegate)           6.000       07/01/2028            455,110
                                                                                      ----------------
                                                                                            8,532,146
------------------------------------------------------------------------------------------------------
Texas--9.6%
   8,155,000    Alliance Airport Authority, TX
                (American Airlines)                         7.500       12/01/2029          5,232,248
------------------------------------------------------------------------------------------------------
     590,000    Bexar County, TX HFC (American
                Opportunity Hsg.)                           7.500       01/01/2013            600,160
------------------------------------------------------------------------------------------------------
     800,000    Bexar County, TX HFC (American
                Opportunity Hsg.)                           8.000       01/01/2031            801,520
------------------------------------------------------------------------------------------------------
   1,195,000    Bexar County, TX HFC (American
                Opportunity Hsg.)                           8.250       12/01/2037          1,136,110
------------------------------------------------------------------------------------------------------
   1,000,000    Bexar County, TX HFC (American
                Opportunity Hsg.)                           9.250       12/01/2037            929,150
------------------------------------------------------------------------------------------------------
     225,000    Bexar County, TX HFC (Honey Creek LLC)      8.000       04/01/2030            224,033
------------------------------------------------------------------------------------------------------
   1,460,000    Bexar County, TX HFC (Perrin Square)        9.750       11/20/2031          1,449,926
------------------------------------------------------------------------------------------------------
   3,150,000    Brazos River Authority, TX (TXU Energy
                Company)                                    6.750       10/01/2038          3,368,264
------------------------------------------------------------------------------------------------------
   8,000,000    Brazos River Authority, TX (TXU Energy
                Company)                                    7.700       04/01/2033          9,510,080
------------------------------------------------------------------------------------------------------
  10,200,000    Dallas-Fort Worth, TX International
                Airport (American Airlines)                 6.050       05/01/2029          9,503,544
------------------------------------------------------------------------------------------------------
     235,000    Dallas-Fort Worth, TX International
                Airport (Delta Air Lines)                   7.625       11/01/2021             77,550
------------------------------------------------------------------------------------------------------
   6,000,000    Dallas-Fort Worth, TX International
                Airport RITES 1                            12.896 2     11/01/2027          6,215,520
------------------------------------------------------------------------------------------------------
   8,125,000    Dallas-Fort Worth, TX International
                Airport ROLs 1                             16.140 2     11/01/2033          9,955,075
------------------------------------------------------------------------------------------------------
   7,240,000    El Paso, TX Health Facilities Devel.
                Corp. (Bienvivir Senior Health
                Services)                                   7.750       08/15/2031          7,856,776
------------------------------------------------------------------------------------------------------
      15,000    Galveston, TX Special Contract
                (Farmers Export Company)                    6.750       05/01/2007             15,053
------------------------------------------------------------------------------------------------------
   1,000,000    Grapevine, TX IDC (Air Cargo)               6.500       01/01/2024          1,027,080
------------------------------------------------------------------------------------------------------
   4,660,000    Gulf Coast, TX IDA (Citgo Petroleum
                Corp.)                                      7.500       05/01/2025          5,064,628
------------------------------------------------------------------------------------------------------
      80,000    Gulf Coast, TX Waste Disposal
                Authority (FMC Corp.)                       7.050       10/01/2009             81,360
------------------------------------------------------------------------------------------------------
   5,950,000    Harris County, TX IDC (Continental
                Airlines)                                   5.375       07/01/2019          4,204,865
------------------------------------------------------------------------------------------------------
   2,000,000    HFDC of Central TX (Lutheran Social
                Services of the South)                      6.875       02/15/2032          1,973,300
------------------------------------------------------------------------------------------------------
   5,880,000    Houston, TX Airport Special Facilities
                (Continental Airlines)                      5.700       07/15/2029          3,938,365
------------------------------------------------------------------------------------------------------
   7,870,000    Houston, TX Airport Special Facilities
                (Continental Airlines)                      6.125       07/15/2017          6,266,802
------------------------------------------------------------------------------------------------------
     355,000    Houston, TX Airport Special Facilities
                (Continental Airlines)                      6.125       07/15/2027            260,385
------------------------------------------------------------------------------------------------------
   2,450,000    Houston, TX Airport Special Facilities
                (Continental Airlines)                      6.125       07/15/2027          1,791,416
------------------------------------------------------------------------------------------------------
  15,750,000    Houston, TX Airport Special Facilities
                (Continental Airlines)                      6.750       07/01/2021         12,751,988
------------------------------------------------------------------------------------------------------
  24,995,000    Houston, TX Airport Special Facilities
                (Continental Airlines)                      6.750       07/01/2029         19,313,886
------------------------------------------------------------------------------------------------------
     900,000    Houston, TX Airport Special Facilities
                (Continental Airlines)                      7.375       07/01/2022            773,748
------------------------------------------------------------------------------------------------------
   1,500,000    Houston, TX HFDC (Buckinham Senior
                Living Community)                           7.000       02/15/2026          1,548,255
------------------------------------------------------------------------------------------------------
   5,000,000    Houston, TX HFDC (Buckinham Senior
                Living Community)                           7.125       02/15/2034          5,187,850
------------------------------------------------------------------------------------------------------
   2,500,000    Lancaster, TX Independent School
                District GO RITES 1                        15.942 2     02/15/2034          3,586,850
------------------------------------------------------------------------------------------------------
   9,000,000    Lewisville, TX GO                           6.125       09/01/2029          9,727,740
------------------------------------------------------------------------------------------------------
     115,000    Matagorda County, TX Navigation
                District (Reliant Energy)                   5.950       05/01/2030            115,676
------------------------------------------------------------------------------------------------------
   1,350,000    Newton County, TX Public Facility
                Corp. 1                                     8.000       03/01/2019          1,363,622
------------------------------------------------------------------------------------------------------
   1,860,000    Nueces County, TX HFC (Dolphins
                Landing Apartments)                         6.875       07/01/2030          1,874,173
------------------------------------------------------------------------------------------------------
     565,000    Nueces, TX River Authority (Asarco)         5.600       01/01/2027            466,085
------------------------------------------------------------------------------------------------------
   4,405,000    Port of Bay City, TX (Hoechst Celanese
                Corp.)                                      6.500       05/01/2026          4,296,549
------------------------------------------------------------------------------------------------------
   5,000,000    Port of Corpus Christi, TX Authority
                (CNA Holdings)                              6.700       11/01/2030          5,010,400
------------------------------------------------------------------------------------------------------
   2,500,000    TX GO RITES 1                              17.369 2     12/01/2028          3,039,750
------------------------------------------------------------------------------------------------------
   3,000,000    TX Research Division RITES 1               15.769 2     06/01/2029          3,511,980
------------------------------------------------------------------------------------------------------
   2,360,000    TX State Affordable Hsg. Corp.
                (American Hsg. Foundation)                  8.000       03/01/2032          1,834,357
------------------------------------------------------------------------------------------------------
   4,000,000    TX Turnpike Authority ROLs 1               14.228 2     08/15/2042          4,168,640
                                                                                      ----------------
                                                                                          160,054,759
U.S. Possessions--1.4%
   1,165,000    Guam EDA (Royal Socio Apartments)           9.500       11/01/2018          1,145,766
------------------------------------------------------------------------------------------------------
   9,500,000    Northern Mariana Islands, Series A          6.750       10/01/2033          9,796,210
------------------------------------------------------------------------------------------------------
   4,000,000    Puerto Rico Children's Trust Fund
                (TASC)                                      5.500       05/15/2039          3,523,680
------------------------------------------------------------------------------------------------------
   5,045,000    Puerto Rico Children's Trust Fund
                (TASC)                                      5.625       05/15/2043          4,491,059
------------------------------------------------------------------------------------------------------
     300,000    Puerto Rico IMEPCF FA (American
                Airlines)                                   6.450       12/01/2025            191,772
------------------------------------------------------------------------------------------------------
      75,000    Puerto Rico ITEMECF (Mennonite General
                Hospital)                                   6.500       07/01/2012             74,368
------------------------------------------------------------------------------------------------------
   4,070,000    Puerto Rico Port Authority (American
                Airlines), Series A                         6.250       06/01/2026          2,511,556
------------------------------------------------------------------------------------------------------
   3,530,000    Puerto Rico Port Authority (American
                Airlines), Series A                         6.300       06/01/2023          2,265,307
                                                                                      ----------------
                                                                                           23,999,718
------------------------------------------------------------------------------------------------------
Utah--0.2%
     635,000    Carbon, UT Solid Waste Disposal
                (Allied Waste Industries)                   7.500       02/01/2010            647,725
------------------------------------------------------------------------------------------------------
   1,975,000    UT HFA (RHA Community Service of Utah)      6.875       07/01/2027          1,916,145
                                                                                      ----------------
                                                                                            2,563,870
------------------------------------------------------------------------------------------------------
Virginia--2.0%
   2,250,000    Bedford County, VA IDA
                (Georgia-Pacific Corp.)                     6.550       12/01/2025          2,339,100
------------------------------------------------------------------------------------------------------
   4,865,000    Giles County, VA IDA (Hoechst Celanese
                Corp.)                                      6.625       12/01/2022          4,841,794
------------------------------------------------------------------------------------------------------
   1,750,000    Halifax County, VA IDA RITES 1             15.338 2     06/01/2028          2,355,430
------------------------------------------------------------------------------------------------------
   2,000,000    Hopewell, VA IDA (Stone Container
                Corp.)                                      8.250       05/01/2010          2,041,800
------------------------------------------------------------------------------------------------------
     225,000    Hopewell, VA IDA (Stone Container
                Corp.)                                      8.250       06/01/2016            228,485
------------------------------------------------------------------------------------------------------
   1,500,000    Pittsylvania County, VA IDA
                (Multitrade of Pittsylvania)                7.500       01/01/2014          1,536,675
------------------------------------------------------------------------------------------------------
   4,000,000    Pittsylvania County, VA IDA
                (Multitrade of Pittsylvania)                7.550       01/01/2019          4,097,800
------------------------------------------------------------------------------------------------------
   2,250,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 3     08/15/2007          1,852,043
------------------------------------------------------------------------------------------------------
   3,900,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 3     08/15/2012          2,286,336
------------------------------------------------------------------------------------------------------
   1,125,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 3     08/15/2018            303,773
------------------------------------------------------------------------------------------------------
   1,845,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 3     08/15/2019            469,350
------------------------------------------------------------------------------------------------------
     675,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 3     08/15/2030            124,247
------------------------------------------------------------------------------------------------------
   3,500,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             5.000       08/15/2010          3,439,730
------------------------------------------------------------------------------------------------------
   1,000,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             5.000       08/15/2011            975,980
------------------------------------------------------------------------------------------------------
   3,000,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             5.250       08/15/2008          3,066,960
------------------------------------------------------------------------------------------------------
   3,400,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             5.500       08/15/2028          3,097,706
                                                                                      ----------------
                                                                                           33,057,209
------------------------------------------------------------------------------------------------------
Washington--2.4%
   3,000,000    Chelan County, WA Public Utility
                District RITES 1                           15.172 2     01/01/2036          3,729,300
------------------------------------------------------------------------------------------------------
   3,500,000    Grant County, WA Public Utility
                District RITES 1                           12.975 2     01/01/2022          4,093,040
------------------------------------------------------------------------------------------------------
     100,000    Port Camas, WA Public Industrial Corp.
                (James River Corp. of VA)                   6.700       04/01/2023            100,379
------------------------------------------------------------------------------------------------------
   1,000,000    Port Seattle, WA Special Facility
                (Northwest Airlines)                        7.125       04/01/2020            866,030
------------------------------------------------------------------------------------------------------
  24,900,000    Port Seattle, WA Special Facility
                (Northwest Airlines)                        7.250       04/01/2030         21,179,193
------------------------------------------------------------------------------------------------------
   4,835,000    WA Tobacco Settlement Authority (TASC)      6.500       06/01/2026          4,826,297
------------------------------------------------------------------------------------------------------
   5,155,000    WA Tobacco Settlement Authority (TASC)      6.625       06/01/2032          4,965,399
                                                                                      ----------------
                                                                                           39,759,638
------------------------------------------------------------------------------------------------------
West Virginia--0.1%
   1,000,000    Kanawha County, WV Industrial Devel.
                (Union Carbide Chemical & Plastics
                Company)                                    8.000       08/01/2020          1,001,340
------------------------------------------------------------------------------------------------------
Wisconsin--1.4%
      20,000    Badger, WI Tobacco Asset
                Securitization Corp.                        6.125       06/01/2027             19,428
------------------------------------------------------------------------------------------------------
  20,040,000    Badger, WI Tobacco Asset
                Securitization Corp.                        6.375       06/01/2032         18,574,475
------------------------------------------------------------------------------------------------------
   1,455,000    Milwaukee, WI (Air Cargo)                   7.500       01/01/2025          1,459,612
------------------------------------------------------------------------------------------------------
   2,000,000    WI H&EFA RITES 1                           13.941 2     02/15/2032          2,337,840
------------------------------------------------------------------------------------------------------
     250,000    WI Lac Courte Oreilles Band of Lake
                Superior Chippewa Indians                   8.000       12/01/2018            251,303
                                                                                      ----------------
                                                                                           22,642,658
------------------------------------------------------------------------------------------------------
Wyoming--0.0%
      25,000    Sweetwater County, WY Solid Waste
                Disposal (FMC Corp.)                        6.900       09/01/2024             25,405
------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,559,538,832)                             97.5%     1,617,570,656
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                2.5         41,303,240
                                                                       -------------------------------
Net Assets                                                                   100.0%   $ 1,658,873,896
                                                                       ===============================

Footnotes to Statement of Investments

1. Illiquid security.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Represents a zero coupon bond.

4. Represents the current interest rate for a variable or increasing rate security.


Summary of Ratings   October 31, 2004

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                         5.6%
AA                                                                          2.2
A                                                                           3.2
BBB                                                                        35.0
BB                                                                          6.7
B                                                                          15.0
CCC                                                                         2.1
CC                                                                          3.3
Not Rated                                                                  26.9
                                                                     -----------
TOTAL                                                                     100.0%
                                                                     ===========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CCRC       Continuing Care Retirement Community
CDA        Communities Development Authority
CDD        Community Development District
COP        Certificates of Participation
DA         Dormitory Authority
DFA        Development Finance Authority
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Development Authority
EDFA       Economic Development Finance Authority
EF&CD      Environmental Facilities and Community Development
EFA        Educational Facilities Authority
GO         General Obligation
H&EFA      Health and Educational Facilities Authority
HDA        Hospital Development Authority
HDC        Housing Development Corp.
HE&H       Higher Educational and Health
HE&HF      Higher Educational and Housing Facilities
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HFDC       Health Facilities Development Corp.
HJDOI      Hospital for Joint Diseases Orthopedic Institute
HOC        Housing Opportunities Commission
IDA        Industrial Development Agency
IDB        Industrial Development Board
IDC        Industrial Development Corporation
IDR        Industrial Development Revenue
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
IRS        Inverse Rate Security
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK        John Fitzgerald Kennedy
MSH/NYU    Mount Sinai Hospital/New York University
NYC        New York City
NYS        New York State
Res Rec    Resource Recovery Facility
RIT        Rochester Institute of Technology
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
ADA        Atlanta Development Authority
CAU        Clark Atlanta University



Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                                  VALUE          PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                 $  403,311,046         24.9%
Airlines                                               275,909,016         17.1
Hospital/Health Care                                   128,306,471          7.9
Electric Utilities                                      87,644,268          5.4
Adult Living Facilities                                 69,879,244          4.3
Hotels, Restaurants & Leisure                           66,634,564          4.1
Marine/Aviation Facilities                              64,531,115          4.0
Paper, Containers & Packaging                           64,227,134          4.0
Sales Tax Revenue                                       54,069,846          3.3
Special Assessment                                      51,454,060          3.2
Multifamily Housing                                     49,507,466          3.1
General Obligation                                      47,676,745          2.9
Gas Utilities                                           33,698,571          2.1
Special Tax                                             29,914,326          1.8
Resource Recovery                                       26,838,289          1.7
Manufacturing, Non-Durable Goods                        26,597,506          1.6
Pollution Control                                       25,485,250          1.6
Highways/Railways                                       25,107,858          1.6
Higher Education                                        21,899,031          1.4
Sports Facility Revenue                                 18,107,435          1.1
Manufacturing, Durable Goods                            14,515,567          0.9
Single Family Housing                                   13,863,855          0.9
Education                                               11,579,709          0.7
Not-for-Profit Organization                              3,857,774          0.2
Municipal Leases                                         2,833,313          0.2
Sewer Utilities                                            121,197          0.0
                                                    ---------------------------
Total                                               $1,617,570,656        100.0%
                                                    ===========================

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).



FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 1,559,708,783
                                          ===============

Gross unrealized appreciation             $    84,359,671
Gross unrealized depreciation                 (26,497,798)
                                          ---------------
Net unrealized appreciation               $    57,861,873
                                          ===============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)